Segment information and revenue analysis (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023
Revenues	$ 725,648	$ 940,611	$ 1,541,664	$ 1,825,896	$ 1,070,000,000.00
Time-based subscriptions [Member]
Revenues	217,604	300,429	470,841	564,332
Credit-based subscriptions [Member]
Revenues	508,044	540,182	1,070,822	1,061,564
Marketing revenues (related party) [Member]
Revenues	$ 0	$ 100,000	$ 0	$ 200,000